UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1.	Report to Stockholders.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2017

WESTERN ASSET

INSTITUTIONAL CASH RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional Cash Reserves for the six-month reporting period ended February 28, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Please note that effective February 28, 2017, the Fund no longer offers Class L shares. Effective as of that date, the share class was closed to all incoming purchases.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2017

II	Western Asset Institutional Cash Reserves

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended February 28, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that second quarter 2016 U.S. gross domestic product (“GDP”)i growth was 1.4%. GDP growth for the third quarter of 2016 was 3.5%, the strongest reading in two years. The U.S. Department of Commerce’s final reading for fourth quarter 2016 GDP growth — released after the reporting period ended — was 2.1%. The deceleration in growth reflected downturns in exports and federal government spending, along with an acceleration in imports and lower nonresidential fixed investment.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on February 28, 2017, the unemployment rate was 4.7%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In February 2017, 23.8% of Americans looking for a job had been out of work for more than six months, versus 24.9% when the period began.

Western Asset Institutional Cash Reserves	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017 (after the reporting period ended). At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. Did Treasury yields trend higher or lower during the six months ended February 28, 2017?

A. Treasury yields moved sharply higher after the November 2016 U.S. elections given expectations for improving growth and higher inflation. All told, short- and long-term Treasury yields moved higher overall during the six months ended February 28, 2017. Two-year Treasury yields began the reporting period at 0.80% and ended the period at 1.22%. Their peak of 1.29% took place on December 15, 2016 and their low of 0.73% occurred on September 29, 2016. Ten-year Treasury yields began the reporting period at 1.58% and ended the period at 2.36%. Their high of 2.60% occurred on both December 15 and December 16, 2016 and their low of 1.54% occurred on September 7, 2016.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed raised rates during the reporting period, the yields available from money market securities remained extremely low during the six months ended February 28, 2017.

Performance review

As of February 28, 2017, the seven-day current yield for Institutional Shares of Western Asset Institutional Cash Reserves was 0.82% and the seven-day effective yield, which reflects compounding, was 0.82%.1

As a money market fund, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The share price of the Fund will fluctuate along with changes in the market-based value of fund assets. Because

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV	Western Asset Institutional Cash Reserves

the share price of the Fund fluctuates, it has what is called a “floating net asset value”.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Liquid Reserves Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, Liquid Reserves Portfolio.

Western Asset Institutional Cash Reserves Yields as of February 28, 2017 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.82%	0.82%
Investor Shares	0.77%	0.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been 0.75%; and the seven-day current yield and the seven-day effective yield for Investor Shares would have been -92.91% and -60.84%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2017

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional Cash Reserves	V

Investment commentary (cont’d)

RISKS: You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

VI	Western Asset Institutional Cash Reserves

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2017 and August 31, 2016. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Institutional Cash Reserves 2016 Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2016 and held for the six months ended February 28, 2017, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Institutional Shares	0.35%	1,000.00	1,003.50	0.15%	$0.75	[4]	Institutional Shares	5.00%	1,000.00	1,024.05	0.15%	$0.75
Investor Shares[5]	0.20	1,000.00	1,002.00	0.20	0.63	[6]	Investor Shares	5.00	1,000.00	1,023.80	0.20	1.00

2	Western Asset Institutional Cash Reserves 2017 Semi-Annual Report

[1]	For the six months ended February 28, 2017, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]

For the period December 20, 2016 (re-inception date) to February 28, 2017. Investor Shares were fully redeemed on October 13, 2016 and resumed operations on December 20, 2016 upon shareholder investment.

[6]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (114), then divided by 365.

Western Asset Institutional Cash Reserves 2017 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 28, 2017

Assets:
Investment in Liquid Reserves Portfolio, at value	$3,160,733,696
Prepaid expenses	148,913
Total Assets	3,160,882,609

Liabilities:
Distributions payable	1,442,229
Investment management fee payable	290,977
Trustees’ fees payable	8,625
Service and/or distribution fees payable	47
Accrued expenses	186,709
Total Liabilities	1,928,587
Total Net Assets	$3,158,954,022

Net Assets:
Par value (Note 5)	$31,576
Paid-in capital in excess of par value	3,157,607,758
Undistributed net investment income	193,251
Accumulated net realized gain on investments allocated from Liquid Reserves Portfolio	519,635
Net unrealized appreciation on investments allocated from Liquid Reserves Portfolio	601,802
Total Net Assets	$3,158,954,022

Net Assets:
Institutional Shares	$3,158,877,761
Investor Shares	$76,261

Shares Outstanding:
Institutional Shares	3,157,549,600
Investor Shares	76,227

Net Asset Value:
Institutional Shares	$1.00
Investor Shares	$1.00

See Notes to Financial Statements.

4	Western Asset Institutional Cash Reserves 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2017

Investment Income:
Income from Liquid Reserves Portfolio	$13,832,809
Allocated expenses from Liquid Reserves Portfolio	(2,164,498)
Allocated waiver from Liquid Reserves Portfolio	1,919,636
Other income	7,870
Total Investment Income	13,595,817

Expenses:
Investment management fee (Note 2)	3,731,770
Legal fees	103,499
Transfer agent fees (Note 3)	68,777
Service and/or distribution fees (Notes 2 and 3)	68,154
Registration fees	67,856
Insurance	64,166
Trustees’ fees	45,976
Shareholder reports	29,938
Audit and tax fees	16,220
Fund accounting fees	3,124
Excise tax (Note 1)	107
Miscellaneous expenses	34,067
Total Expenses	4,233,654
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(1,663,189)
Net Expenses	2,570,465
Net Investment Income	11,025,352
Net Realized Gain on Investments From Liquid Reserves Portfolio	401,961
Change in Net Unrealized Appreciation (Depreciation) From Investments in Liquid Reserves Portfolio	601,802
Increase in Net Assets From Operations	$12,029,115

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2017 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 28, 2017 (unaudited) and the Year Ended August 31, 2016	2017	2016

Operations:
Net investment income	$11,025,352	$36,946,011
Net realized gain	401,961	145,615
Change in net unrealized appreciation (depreciation)	601,802	—
Increase in Net Assets From Operations	12,029,115	37,091,626

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(11,017,484)	(36,946,018)
Decrease in Net Assets From Distributions to Shareholders	(11,017,484)	(36,946,018)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	20,364,331,586	133,820,356,655
Reinvestment of distributions	2,837,267	17,796,141
Cost of shares repurchased	(26,958,781,532)	(136,475,603,210)
Decrease in Net Assets From Fund Share Transactions	(6,591,612,679)	(2,637,450,414)
Decrease in Net Assets	(6,590,601,048)	(2,637,304,806)

Net Assets:
Beginning of period	9,749,555,070	12,386,859,876
End of period*	$3,158,954,022	$9,749,555,070
*Includes undistributed net investment income of:	$193,251	$185,383

See Notes to Financial Statements.

6	Western Asset Institutional Cash Reserves 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares	2017[1,2]		2016[1,3]	2015[1]	2014[1]	2013[1]	2012

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.003		0.003	0.001	0.001	0.001	0.002
Net realized and unrealized gain (loss)[4]	0.000		0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.003		0.003	0.001	0.001	0.001	0.002

Less distributions from:
Net investment income	(0.003)		(0.003)	(0.001)	(0.001)	(0.001)	(0.002)
Net realized gains	—		—	—	(0.000) [4]	(0.000) [4]	(0.000) [4]
Total distributions	(0.003)		(0.003)	(0.001)	(0.001)	(0.001)	(0.002)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	0.35%		0.34%	0.09%	0.07%	0.12%	0.18%

Net assets, end of period (millions)	$3,159		$9,420	$10,950	$7,759	$7,747	$8,896

Ratios to average net assets:
Gross expenses[6]	0.33%[7,8]		0.32%[8]	0.32%[8]	0.32%[8]	0.32%[8]	0.22%
Net expenses[6,9,10]	0.15	[7]	0.12	0.11	0.11	0.13	0.14
Net investment income	0.58	[7]	0.33	0.09	0.07	0.12	0.18

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2017 (unaudited).

[3]

On August 29, 2016, Western Asset Institutional Cash Reserves began investing, as a feeder fund, in Liquid Reserves Portfolio. Prior to August 29, 2016, Western Asset Institutional Cash Reserves invested, as a feeder fund, in Prime Cash Reserves Portfolio.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses. Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses prior to August 29, 2016.

[7]	Annualized.

[8]

The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio (Prime Cash Reserves Portfolio prior to August 29, 2016).

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 29, 2016, the expense limitation was 0.25%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2017 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares	2017[1,2]		2016[1,3]	2015[1]		2014[1,4]

Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.002		0.003	0.000	[5]	0.000	[5]
Net realized and unrealized gain (loss)[5]	0.000		0.000	0.000		(0.000)
Total income from operations	0.002		0.003	0.000	[5]	0.000	[5]

Less distributions from:
Net investment income	(0.002)		(0.003)	(0.000)	[5]	(0.000)	[5]
Net realized gains	—		—	—		(0.000)	[5]
Total distributions	(0.002)		(0.003)	(0.000)	[5]	(0.000)	[5]

Net asset value, end of period	$1.000		$1.000	$1.000		$1.000
Total return[6]	0.20%		0.29%	0.04%		0.02%

Net assets, end of period (000s)	$76		$52,708	$112,735		$64,316

Ratios to average net assets:
Gross expenses[7,8]	0.54%[9]		0.42%	0.42%		0.44%[9]
Net expenses[7,10,11]	0.20	[9]	0.17	0.16		0.16	[9]
Net investment income	0.41	[9]	0.30	0.05		0.01	[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]

For the period December 20, 2016 (re-inception date) to February 28, 2017 (unaudited). Investor Shares were fully redeemed on October 13, 2016 and resumed operations on December 20, 2016 upon shareholder investment.

[3]

On August 29, 2016, Western Asset Institutional Cash Reserves began investing, as a feeder fund, in Liquid Reserves Portfolio. Prior to August 29, 2016, Western Asset Institutional Cash Reserves invested, as a feeder fund, in Prime Cash Reserves Portfolio.

[4]	For the period September 3, 2013 (inception date) to August 31, 2014.

[5]	Amount represents less than $0.0005 per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses. Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses prior to August 29, 2016.

[8]

The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio (Prime Cash Reserves Portfolio prior to August 29, 2016).

[9]	Annualized.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

8	Western Asset Institutional Cash Reserves 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective August 29, 2016, the Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund in what is called a master-feeder structure.

Prior to August 29, 2016, the Fund was feeder fund that invested in securities through a different underlying mutual fund, Prime Cash Reserves Portfolio that had the same investment objective and strategies as the Fund, in a master-feeder structure.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Effective October 11, 2016, the share price of the Fund fluctuates along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Effective October 14, 2016, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (12.13% at February 28, 2017) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income and net realized/unrealized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Prior to October 11, 2016, gross realized gains

Western Asset Institutional Cash Reserves 2017 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

and/or losses of the Portfolio were allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation was closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid an additional $107 of federal excise taxes attributable to calendar year 2014 in October 2016.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

10	Western Asset Institutional Cash Reserves 2017 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and payable monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $5 billion	0.200%
Next $5 billion	0.175
Over $10 billion	0.150

Prior to August 29, 2016, the Fund paid an investment management fee at an annual rate of 0.20% of the Fund’s average daily net assets.

Since the Fund invests all of its investable assets in Liquid Reserves Portfolio (Prime Cash Reserves Portfolio prior to August 29, 2016), the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Liquid Reserves Portfolio (Prime Cash Reserves Portfolio prior to August 29, 2016).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of, Institutional Shares, and Investor Shares did not exceed 0.20%, and 0.35%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to full redemptions, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class L shares and Class S shares, did not exceed 0.30% and 0.45%, respectively.

During the six months ended February 28, 2017, fees waived and/or expenses reimbursed amounted to $1,663,189.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Western Asset Institutional Cash Reserves 2017 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class L shares, Class S shares, and Investor Shares calculated at the annual rate of 0.10%, 0.25%, and 0.10% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class L2	$64,117	[1]	$29,058
Institutional Shares	—		33,998
Class S3	157	[1]	1,029
Investor Shares[4]	3,880	[1]	4,692
Total	$68,154		$68,777

[1]

Amount shown is exclusive of waivers. For the six months ended February 28, 2017, the service and/or distribution fees waived amounted to $32,059 for Class L shares, $125 for Class S shares, and $1,940 for Investor shares. Such waivers are voluntarily and may be reduced or terminated at any time.

[2]	On February 24, 2017, Class L shares were fully redeemed.

[3]	On November 4, 2016, Class S shares were fully redeemed.

[4]	Investor shares were fully redeemed on October 13, 2016 and resumed operations on December 20, 2016 upon shareholder investment.

For the six months ended February 28, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class L1	$136,997
Institutional Shares	1,515,949
Class S2	1,136
Investor Shares[3]	9,107
Total	$1,663,189

[1]	On February 24, 2017, Class L shares were fully redeemed.

[2]	On November 4, 2016, Class S shares were fully redeemed.

[3]	Investor shares were fully redeemed on October 13, 2016 and resumed operations on December 20, 2016 upon shareholder investment.

12	Western Asset Institutional Cash Reserves 2017 Semi-Annual Report

4. Distributions to shareholders by class

	Six Months Ended February 28, 2017		Year Ended August 31, 2016
Net Investment Income:
Class L1	$281,497		$2,107,116
Institutional Shares	10,719,755		34,029,491
Class S2	186		193,349
SVB Securities Horizon Shares[3]	—		129,622
Investor Shares	16,046	[4]	486,440
Total	$11,017,484		$36,946,018

[1]	On February 24, 2017, Class L shares were fully redeemed.

[2]	On November 4, 2016, Class S shares were fully redeemed.

[3]	On August 26, 2016, SVB Securities Liquid Reserves shares were fully redeemed.

[4]	Investor shares were fully redeemed on October 13, 2016 and resumed operations on December 20, 2016 upon shareholder investment.

5. Shares of beneficial interest

At February 28, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2017		Year Ended August 31, 2016
	Shares	Amount	Shares	Amount
Class L1
Shares sold	844,931,378	$844,938,007	6,261,124,866	$6,261,124,866
Shares issued on reinvestment	167,215	167,240	793,780	793,780
Shares repurchased	(1,121,550,421)	(1,121,623,153)	(6,995,881,227)	(6,995,881,227)
Net decrease	(276,451,828)	$(276,517,906)	(733,962,581)	$(733,962,581)

Institutional Shares
Shares sold	19,516,134,061	$19,517,320,537	126,819,974,272	$126,819,974,272
Shares issued on reinvestment	2,668,541	2,668,975	16,224,505	16,224,505
Shares repurchased	(25,780,836,293)	(25,781,807,373)	(128,366,246,145)	(128,366,246,145)
Net decrease	(6,262,033,691)	$(6,261,817,861)	(1,530,047,368)	$(1,530,047,368)

Class S2
Shares sold	3,492	$3,486	286,790,538	$286,790,538
Shares issued on reinvestment	176	176	178,436	178,436
Shares repurchased	(646,066)	(646,156)	(419,919,342)	(419,919,342)
Net decrease	(642,398)	$(642,494)	(132,950,368)	$(132,950,368)

Western Asset Institutional Cash Reserves 2017 Semi-Annual Report	13

Notes to financial statements (cont’d)

	Six Months Ended February 28, 2017				Year Ended August 31, 2016
	Shares		Amount		Shares	Amount
SVB Securities Horizon Shares[3]
Shares sold	—		—		60,378,449	$60,378,449
Shares issued on reinvestment	—		—		125,587	125,587
Shares repurchased	—		—		(240,966,070)	(240,966,070)
Net increase (decrease)	—		—		(180,462,034)	$(180,462,034)

Investor Shares
Shares sold	2,068,829	[4]	$2,069,556	[4]	392,088,530	$392,088,530
Shares issued on reinvestment	876	[4]	876	[4]	473,833	473,833
Shares repurchased	(54,700,295)	[4]	(54,704,850)	[4]	(452,590,426)	(452,590,426)
Net decrease	(52,630,590)	[4]	$(52,634,418)	[4]	(60,028,063)	$(60,028,063)

[1]	On February 24, 2017, Class L shares were fully redeemed.

[2]	On November 4, 2016, Class S shares were fully redeemed.

[3]	On August 26, 2016, SVB Securities Liquid Reserves shares were fully redeemed.

[4]	Investor shares were fully redeemed on October 13, 2016 and resumed operations on December 20, 2016 upon shareholder investment.

6. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

7. Subsequent events

Subsequent to the six months ended February 28, 2017, shareholder redemptions from Institutional Share class and Investor Share class exceed 50% of Institutional Shares and Investor Shares net assets; respectively as of February 28, 2017.

On March 30, 2017, the Fund announced that effective March 30, 2017, the Fund will no longer offer Investor Shares. Effective as of that date, the share class will be closed to all incoming purchases.

8. Special shareholder notice

Effective November 9, 2016, the Fund no longer offers Class S shares. Effective as of that date, the share class was closed to all incoming purchases and exchanges.

14	Western Asset Institutional Cash Reserves 2017 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 7-8, 2016, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Institutional Cash Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. Throughout the prior year the Board had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Liquid Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The Board also noted that the Fund had previously invested substantially all of its assets in a different master fund that had the same investment objectives and policies as the Master Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement.

Western Asset Institutional Cash Reserves	15

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

16	Western Asset Institutional Cash Reserves

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. In addition, management also periodically reported to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2016 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the master fund in which the Fund previously invested. The Board also considered that fee waiver and/or

Western Asset Institutional Cash Reserves	17

Board approval of management and subadvisory agreements (unaudited) (cont’d)

expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional money market funds and chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was approximately equivalent to the median and the Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2018.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data.

18	Western Asset Institutional Cash Reserves

It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset level at which a breakpoint to its Contractual Management Fee is triggered. The Board also noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/objective at the range of asset levels relevant to the Fund. In addition, the Board noted that the Actual Management Fee was below the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Western Asset Institutional Cash Reserves	19

Schedule of investments (unaudited)

February 28, 2017

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Bank Notes — 0.4%
Bank of America N.A.	1.155%	8/1/17	$100,000,000	$99,995,839
Certificates of Deposit — 34.8%
Abbey National Treasury Services PLC	0.670%	3/1/17	159,000,000	158,999,779
Abbey National Treasury Services PLC	0.670%	3/2/17	110,000,000	109,999,688
Abbey National Treasury Services PLC	0.670%	3/3/17	100,000,000	99,999,575
Bank of Montreal	1.080%	3/16/17	107,500,000	107,518,076
Bank of Montreal	1.166%	6/7/17	176,000,000	176,108,673	(a)
Bank of Montreal	1.216%	8/7/17	243,000,000	243,091,844	(a)
Bank of Montreal	1.297%	11/22/17	22,000,000	22,024,343	(a)
Bank of Nova Scotia	1.145%	6/8/17	185,000,000	185,093,244	(a)
Bank of Tokyo-Mitsubishi UFJ NY	1.398%	4/25/17	175,000,000	175,159,953	(a)
BNP Paribas NY Branch	1.281%	5/15/17	187,900,000	188,063,195	(a)
BNP Paribas NY Branch	1.227%	7/6/17	254,500,000	254,683,324	(a)
BNP Paribas NY Branch	1.397%	11/22/17	22,000,000	22,039,919	(a)
Chase Bank USA N.A.	1.442%	5/26/17	112,366,000	112,508,871	(a)
Chase Bank USA N.A.	1.152%	7/10/17	100,000,000	100,046,682	(a)
Credit Suisse NY	1.480%	3/3/17	50,000,000	50,003,464
Credit Suisse NY	1.472%	4/10/17	82,000,000	82,066,873	(a)
Credit Suisse NY	1.478%	5/1/17	138,000,000	138,154,140	(a)
Credit Suisse NY	1.477%	5/22/17	315,000,000	315,423,363	(a)
Credit Suisse NY	1.472%	7/10/17	168,500,000	168,582,252	(a)
Credit Suisse NY	1.792%	11/17/17	22,000,000	22,041,200	(a)
KBC Bank NV	0.680%	3/1/17	240,000,000	239,999,719
KBC Bank NV	1.050%	3/2/17	97,000,000	97,001,747
KBC Bank NV	0.680%	3/7/17	239,105,000	239,105,000
Landesbank Hessen-Thuringen	0.680%	3/7/17	40,105,000	40,105,000
Landesbank Hessen-Thuringen	1.070%	3/15/17	99,750,000	99,765,309
Lloyds Bank PLC	1.253%	7/10/17	442,000,000	442,368,022	(a)
Lloyds Bank PLC	1.131%	8/14/17	140,000,000	140,039,042	(a)
Mitsubishi UFJ Trust & Banking NY	1.393%	6/9/17	242,000,000	242,223,211	(a)
Mizuho Bank Ltd.	1.409%	4/21/17	215,000,000	215,189,073	(a)
Mizuho Bank Ltd.	1.372%	5/17/17	25,000,000	25,021,945	(a)
Mizuho Bank Ltd.	1.379%	5/18/17	22,000,000	22,019,259	(a)
Mizuho Bank Ltd.	1.377%	5/22/17	375,000,000	375,315,499	(a)
Mizuho Bank Ltd.	1.359%	7/24/17	150,000,000	150,099,231	(a)
Mizuho Bank Ltd.	1.222%	8/17/17	180,000,000	180,028,114	(a)
Mizuho Bank Ltd.	1.300%	8/24/17	18,450,000	18,450,434

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2017 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
National Australia Bank of NY	1.257%	12/5/17	$47,000,000	$47,036,609	(a)
Norinchukin Bank	0.950%	3/10/17	172,000,000	172,013,158
Norinchukin Bank	1.278%	7/26/17	100,000,000	100,067,245	(a)
Norinchukin Bank	1.340%	9/5/17	12,600,000	12,599,790
Oversea-Chinese Banking Corp. Ltd.	0.920%	3/1/17	235,000,000	235,001,295
Oversea-Chinese Banking Corp. Ltd.	0.950%	3/6/17	172,000,000	172,006,490
Oversea-Chinese Banking Corp. Ltd.	1.080%	3/15/17	149,000,000	149,021,931
Rabobank Nederland NY	1.119%	5/23/17	22,000,000	22,011,343	(a)
Rabobank Nederland NY	1.125%	9/11/17	179,000,000	179,017,680	(a)
Royal Bank of Canada	1.151%	6/12/17	77,000,000	77,043,906	(a)
Royal Bank of Canada	1.179%	6/23/17	30,000,000	30,017,500	(a)
Royal Bank of Canada	1.217%	8/4/17	258,025,000	258,211,490	(a)
Societe Generale	1.110%	8/14/17	110,000,000	110,020,454	(a)
Standard Chartered Bank	1.391%	5/18/17	17,000,000	17,018,924
Standard Chartered Bank	1.392%	7/10/17	132,000,000	132,071,209	(a)
Sumitomo Mitsui Banking Corp.	1.369%	5/2/17	100,000,000	100,082,254	(a)
Sumitomo Mitsui Banking Corp.	1.377%	7/5/17	50,000,000	50,047,593	(a)
Sumitomo Mitsui Banking Corp.	1.377%	7/6/17	95,000,000	95,089,725	(a)
Sumitomo Mitsui Banking Corp.	1.278%	7/25/17	100,000,000	100,036,267	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.680%	3/1/17	70,000,000	70,000,169
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.810%	4/17/17	100,000,000	100,007,965
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.357%	7/6/17	447,000,000	447,383,745	(a)
Toronto Dominion Bank NY	1.080%	3/15/17	190,000,000	190,034,314
Toronto Dominion Bank NY	1.161%	7/11/17	323,000,000	323,167,078	(a)
UBS AG	1.309%	4/21/17	342,000,000	342,252,714	(a)
Wells Fargo Bank N.A.	0.950%	3/8/17	100,000,000	100,007,236
Wells Fargo Bank N.A.	1.248%	4/26/17	190,000,000	190,130,752	(a)
Total Certificates of Deposit				9,079,737,899
Commercial Paper — 30.7%
ABN AMRO Funding USA LLC	1.268%	4/3/17	119,550,000	119,448,721	(b)(c)
ABN AMRO Funding USA LLC	1.278%	4/7/17	73,000,000	72,930,419	(b)(c)
ABN AMRO Funding USA LLC	1.227%	8/7/17	42,390,000	42,139,428	(b)(c)
ANZ New Zealand International Ltd.	1.120%	6/1/17	17,000,000	17,008,522	(a)(c)
ANZ New Zealand International Ltd.	1.147%	6/6/17	135,000,000	135,076,352	(a)(c)
ANZ New Zealand International Ltd.	1.143%	6/9/17	93,000,000	93,051,681	(a)(c)
ASB Finance Ltd.	1.390%	3/2/17	88,000,000	88,003,641	(a)(c)
ASB Finance Ltd.	1.170%	5/16/17	130,000,000	130,082,863	(a)(c)
ASB Finance Ltd.	1.187%	8/7/17	44,250,000	44,033,667	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2017

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
ASB Finance Ltd.	1.187%	8/8/17	$99,000,000	$98,512,089	(b)(c)
Bank of Nova Scotia	1.350%	11/22/17	17,000,000	17,025,274	(a)(c)
BNP Paribas Fortis SA	0.550%	3/1/17	100,000,000	99,998,297	(b)
BNZ International Funding Ltd.	1.390%	3/1/17	235,000,000	235,004,886	(a)(c)
BNZ International Funding Ltd.	1.143%	6/9/17	118,000,000	118,065,574	(a)(c)
BPCE SA	1.103%	4/4/17	243,000,000	242,832,262	(b)(c)
Caisse des Depots et Consignations	0.983%	3/14/17	135,000,000	134,969,130	(b)(d)
Canadian Imperial Bank of Commerce	1.162%	7/10/17	242,000,000	242,121,673	(a)(c)
Canadian Imperial Bank of Commerce	1.215%	8/8/17	365,000,000	365,248,974	(a)(c)
Commonwealth Bank of Australia	1.214%	11/27/17	22,000,000	22,028,367	(a)(c)
Credit Agricole Corporate and Investment Bank	0.570%	3/1/17	13,937,000	13,936,755	(b)
Credit Suisse NY	1.133%	3/21/17	85,000,000	84,964,994	(b)
Credit Suisse NY	1.309%	4/3/17	23,000,000	22,983,904	(b)
Danske Corp.	1.329%	8/14/17	84,250,000	83,705,188	(b)(c)
DBS Bank Ltd.	0.952%	3/6/17	160,000,000	159,982,160	(b)(c)
DBS Bank Ltd.	0.962%	3/14/17	185,000,000	184,951,365	(b)(c)
DBS Bank Ltd.	1.013%	5/3/17	95,000,000	94,870,969	(b)(c)
DBS Bank Ltd.	1.013%	5/8/17	198,000,000	197,698,678	(b)(c)
DnB NOR Bank ASA	1.200%	5/2/17	400,000,000	400,256,168	(a)(c)
General Electric Co.	0.550%	3/1/17	64,879,000	64,878,018	(b)
HSBC USA Inc.	1.259%	5/2/17	45,000,000	45,033,871	(a)(c)
HSBC USA Inc.	1.250%	5/15/17	75,000,000	75,060,898	(a)(c)
HSBC USA Inc.	1.200%	5/18/17	51,425,000	51,460,833	(a)(c)
ING U.S. Funding LLC	0.942%	3/3/17	243,000,000	242,985,298	(b)
ING U.S. Funding LLC	1.350%	5/3/17	156,625,000	156,767,465	(a)
ING U.S. Funding LLC	1.221%	5/30/17	162,000,000	162,122,305	(a)
ING U.S. Funding LLC	1.266%	8/7/17	125,000,000	125,111,365	(a)
Johnson & Johnson	0.530%	3/3/17	155,000,000	154,992,315	(b)(c)
JPMorgan Securities LLC	0.771%	3/28/17	49,000,000	48,973,780	(b)
JPMorgan Securities LLC	1.228%	4/26/17	385,000,000	385,251,293	(a)
JPMorgan Securities LLC	1.197%	7/5/17	99,025,000	99,086,036	(a)
Landesbank Hessen-Thuringen	0.952%	3/6/17	97,000,000	96,988,780	(b)(c)
Landesbank Hessen-Thuringen	1.258%	8/8/17	95,000,000	94,518,632	(b)(c)
NRW Bank	1.053%	3/28/17	50,000,000	49,971,572	(b)(c)
NRW Bank	1.053%	4/6/17	75,000,000	74,942,727	(b)(c)
NRW Bank	1.033%	4/25/17	117,000,000	116,862,954	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.952%	3/6/17	168,990,000	168,970,313	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	1.151%	6/12/17	200,000,000	200,111,772	(a)

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2017 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Societe Generale	0.520-0.670%	3/1/17	$1,107,000,000	$1,106,980,838	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.972%	3/8/17	200,000,000	199,972,622	(b)(c)
Swedish Export Credit	1.177%	8/8/17	96,000,000	95,526,875	(b)
Toronto Dominion Holdings USA	0.932%	3/8/17	135,000,000	134,981,159	(b)(c)
Unilever Capital Corp.	0.530%	3/1/17	55,000,000	54,999,050	(b)(c)
United Overseas Bank Ltd.	0.952%	3/3/17	155,000,000	154,991,397	(b)(c)
United Overseas Bank Ltd.	0.952%	3/7/17	170,000,000	169,977,852	(b)(c)
United Overseas Bank Ltd.	1.156%	7/28/17	28,900,000	28,766,338	(b)(c)
USAA Capital Corp.	0.620%	3/16/17	45,000,000	44,987,040	(b)
Westpac Banking Corp.	1.262%	11/17/17	22,000,000	22,022,437	(a)(c)
Total Commercial Paper				7,988,227,836
Corporate Bonds & Notes — 0.0%
UBS AG	1.415%	6/1/17	5,000,000	5,004,494	(a)
Time Deposits — 29.1%
Bank of Tokyo-Mitsubishi UFJ NY	0.570%	3/1/17	99,000,000	99,000,000
BNP Paribas NY Branch	0.550%	3/1/17	178,000,000	178,000,000
CIBC World Markets Corp.	0.590%	3/1/17	288,000,000	288,000,000
CIBC World Markets Corp.	0.600%	3/1/17	215,000,000	215,000,000
Credit Agricole CIB	0.570%	3/1/17	1,079,859,000	1,079,859,000
DNB Bank ASA	0.570%	3/1/17	740,000,000	740,000,000
National Bank of Canada	0.550%	3/1/17	95,000,000	95,000,000
Natixis SA	0.570%	3/1/17	849,993,000	849,993,000
Nordea Bank AB	0.560%	3/1/17	1,040,000,000	1,040,000,000
Skandinaviska Enskilda Banken AB	0.570%	3/1/17	1,000,000,000	1,000,000,000
Svenska Handelsbanken AB	0.550%	3/1/17	987,583,000	987,583,000
Swedbank AB	0.570%	3/1/17	1,000,000,000	1,000,000,000
Total Time Deposits				7,572,435,000
Repurchase Agreements — 5.0%
Bank of America Corp. tri-party repurchase agreement dated 10/17/16; Proceeds at maturity — $400,678,444; (Fully collateralized by various U.S. government agency obligations, corporate bonds and money market instruments, 2.723% to 9.000% due 3/15/17 to 5/1/40; Market value — $408,000,000)	0.860%	5/10/17	400,000,000	400,000,000
Bank of America Corp. tri-party repurchase agreement dated 1/26/17; Proceeds at maturity — $350,593,639; (Fully collateralized by various U.S. government agency obligations, corporate bonds and money market instruments, 0.000% to 5.550% due 3/06/17 to 2/06/57; Market value — $366,588,199)	0.860%	5/10/17	350,000,000	350,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2017

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 10/17/16; Proceeds at maturity — $200,358,944; (Fully collateralized by various corporate bonds and notes, municipal bonds and money market instruments, 0.000% to 9.750% due 6/15/17 to 10/15/46; Market value — $213,771,037)	0.910%	5/10/17	$200,000,000	$200,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 10/17/16; Proceeds at maturity — $100,179,472; (Fully collateralized by various municipal bonds, 0.000% to 7.747% due 11/1/22 to 11/15/56; Market value — $105,000,004)	0.910%	5/10/17	100,000,000	100,000,000
RBC Capital Markets; tri-party repurchase agreement dated 2/17/17; Proceeds at maturity — $100,179,472; (Fully collateralized by various U.S. government agency obligations, 2.125% to 6.000% due 6/1/22 to 3/1/47; Market value — $102,000,000)	0.910%	5/10/17	100,000,000	100,000,000
RBC Capital Markets; tri-party repurchase agreement dated 2/8/17; Proceeds at maturity — $150,284,000; (Fully collateralized by various municipal bonds, 0.000% to 7.250% due 4/14/17 to 5/15/2115; Market value —$158,090,190)	0.960%	5/10/17	150,000,000	150,000,000
Total Repurchase Agreements				1,300,000,000
Total Investments — 100.0% (Cost — $26,038,067,390#)				26,045,401,068
Other Assets in Excess of Liabilities — 0.0%				7,813,479
Total Net Assets — 100.0%				$26,053,214,547

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2017

Assets:
Investments, at value (Cost — $26,038,067,390)	$26,045,401,068
Cash	419,224
Interest receivable	9,019,135
Receivable for securities sold	825
Total Assets	26,054,840,252

Liabilities:
Trustees’ fees payable	119,136
Accrued expenses	1,506,569
Total Liabilities	1,625,705
Total Net Assets	$26,053,214,547

Represented by:
Paid-in capital	$26,053,214,547

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended February 28, 2017

Investment Income:
Interest	$119,405,727

Expenses:
Investment management fee (Note 2)	16,138,570
Fund accounting fees	1,047,502
Trustees’ fees	445,635
Legal fees	363,564
Custody fees	175,604
Audit and tax fees	22,776
Miscellaneous expenses	46,672
Total Expenses	18,240,323
Less: Fee waivers and/or expense reimbursements (Notes 2)	(16,138,570)
Net Expenses	2,101,753
Net Investment Income	117,303,974

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 4):
Net Realized Gain From Investment Transactions	4,898,306
Change in Net Unrealized Appreciation (Depreciation) From Investments	7,333,678
Net Gain on Investments	12,231,984
Increase in Net Assets From Operations	$129,535,958

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2017 (unaudited) and the Year Ended August 31, 2016	2017	2016

Operations:
Net investment income	$117,303,974	$245,409,790
Net realized gain	4,898,306	686,995
Change in net unrealized appreciation (depreciation)	7,333,678	—
Increase in Net Assets From Operations	129,535,958	246,096,785

Capital Transactions:
Proceeds from contributions	35,400,942,370	114,933,457,934
Value of withdrawals	(59,380,435,177)	(138,942,587,255)
In-kind capital contributions (Note 3)	—	10,124,686,062
Decrease in Net Assets From Capital Transaction	(23,979,492,807)	(13,884,443,259)
Decrease in Net Assets	(23,849,956,849)	(13,638,346,474)

Net Assets:
Beginning of period	49,903,171,396	63,541,517,870
End of period*	$26,053,214,547	$49,903,171,396

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Semi-Annual Report	27

Financial highlights

For the years ended August 31, unless otherwise noted:
	2017[1]		2016	2015	2014	2013	2012

Net assets, end of period (millions)	$26,053		$49,903	$63,542	$74,403	$73,576	$61,127
Total return[2]	0.43%		0.48%	0.22%	0.10%	0.17%	0.23%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.10	0.10	0.10
Net investment income	0.73	[3]	0.46	0.21	0.10	0.17	0.23

[1]	For the six months ended February 28, 2017 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager has voluntarily agreed to waive and/or reimburse 0.10% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

Effective October 11, 2016, the Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Effective October 14, 2016, the Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Prior to October 11, 2016, in accordance with Rule 2a-7, money market instruments were valued at amortized cost, which approximated market value. This method involved valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost was subject to its compliance with certain conditions as specified by Rule 2a-7.

Effective October 11, 2016, the valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be

Liquid Reserves Portfolio 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30	Liquid Reserves Portfolio 2017 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$26,045,401,068	—	$26,045,401,068

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

Liquid Reserves Portfolio 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Prior to October 11, 2016, gross realized gains and/or losses of the Portfolio were allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation was closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

32	Liquid Reserves Portfolio 2017 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

LMPFA has voluntarily agreed to waive and/or reimburse 0.10% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2017, fees waived and/or expenses reimbursed amounted to $16,138,570.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,423,391
Gross unrealized depreciation	(89,713)
Net unrealized appreciation	$7,333,678

On August 29, 2016, Western Asset Institutional Cash Reserves Fund transferred all of its investable assets (including cash and receivables), with a value of $10,124,686,062, to the Portfolio in exchange for an interest in the Portfolio.

4. Derivative instruments and hedging activities

During the six months ended February 28, 2017, the Portfolio did not invest in derivative instruments.

5. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Portfolio’s financial statements and related disclosures.

Liquid Reserves Portfolio 2017 Semi-Annual Report	33

Board approval of management and

subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 7-8, 2016, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. Throughout the prior year the Board had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby, each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Liquid Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust and Western Asset Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust. The Board also considered certain information relating to Western Asset Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust, which had recently become an additional feeder fund in the Fund.

The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

34	Liquid Reserves Portfolio

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and proce-

Liquid Reserves Portfolio	35

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

dures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also periodically reported to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of a peer group. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•

The information comparing Western Asset Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as retail money market instrument funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2016 was approximately equivalent to the median and its performance for the 3- and 5-year periods ended June 30, 2016 was at the median. Additional comparative performance data provided to the Board indicated that the Feeder Fund’s performance for the 10-year period ended June 30, 2016 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Feeder Fund’s relative performance versus the peer group for the various periods.

36	Liquid Reserves Portfolio

•

The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all institutional funds classified as money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2016 was above the median.

•

The information comparing Western Asset Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1- and 10-year periods ended June 30, 2016 was above the median, and its performance for the 3- and 5-year periods ended June 30, 2016 was approximately equivalent to the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory

Liquid Reserves Portfolio	37

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•

The information comparing Western Asset Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as money market instrument funds and chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and the Actual Management Fee was at the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2018.

•

The information comparing Western Asset Institutional Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Feeder Fund) classified as institutional money market funds and chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were each approximately equivalent to the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2018.

•

The information comparing Western Asset Premium Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as money market instrument funds and chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was below the median and the Actual Management Fee was above the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2018.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an

38	Liquid Reserves Portfolio

outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Liquid Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Feeder Fund.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional Liquid Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that, while the Fund’s assets were not at the specific asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Fund’s assets had reached such level during the past year. In addition, the Board considered that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Broadridge investment classification/objective at the range of asset levels relevant to the Feeder Fund.

•	The Board noted that Western Asset Premium Liquid Reserves’ Contractual Management Fee was below the median of the expense group. In addition, the Board noted the size of the Feeder Fund.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, where applicable, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Liquid Reserves Portfolio	39

Western Asset

Institutional Cash Reserves

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional Cash Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional Cash Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional Cash Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010863 4/17 SR17-3027

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included herein under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: April 21, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: April 21, 2017